united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/15

Item 1. Reports to Stockholders.

Larkin Point Equity Preservation Fund

Semi-Annual Report

April 30, 2015

Investor Information: 1-855-852-8998

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Larkin Point Equity Preservation Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Dear Fellow Shareholders,

We are pleased to present the Larkin Point Equity Preservation Fund (the Fund) Semi-annual Report for two quarters ended April 30, 2015. The Fund’s total returns (net of fees) over the prior two quarters for Class A shares were 0.91% and 1.10% for Class I shares. In comparison, the S&P 500 Total Return Index and the HFRX Equity Hedge Index returned 4.40% and 3.76% respectively, for the period between October 31, 2014 and April 30, 2015.

The fund seeks both capital preservation and capital appreciation with lower volatility than the broader equity market. We pursue these investment objectives by employing two strategies: 1) a Hedged Equity strategy and 2) a Hedged Income strategy. Both strategies rely on the purchase of long-term put options in an effort to maintain continuous protection against declines in equity prices.

The Hedged Equity component targets portfolio growth and holds long positions in broad-based exchange-traded funds (ETFs) and other investments that are economically tied to equity securities in an attempt to achieve this goal. The return from holding our ETFs (and other equity investments such as call options on the S&P 500) and maintaining long-term put options was approximately 1.09% for the Class I shares.

The Hedged Income component targets income derived from selling short-term put and call options and option time decay reduced overall returns. The gain from the Hedged Income component for the fiscal year was approximately 0.01% for the Class I shares.

We believe the cost of protection remains relatively inexpensive given the historical behavior of the equity market, and that an option-hedged equity strategy continues to provide a conservative approach to achieving the investment goals of capital preservation and capital appreciation with low fund volatility. We thank you and look forward to our next communication with our shareholders.

Sincerely,

Larkin Point Investment Advisors LLC

S&P 500 Total Return Index

Created in 1957, the S&P 500 was the first U.S. market-cap-weighted stock market index. Today, it’s the basis of many listed and over-the- counter investment instruments. This world-renowned index includes 500 of the top companies in leading industries of the U.S. economy. Focusing on the large-cap segment of the market, the S&P 500 covers approximately 80% of available U.S. market cap. The Standard & Poor’s 500 Total Return Index (SPTR) is a type of equity index that tracks both the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index.

HFRX Equity Hedge Index HFRXEH Equity Hedge Composite Global USD Daily

Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of the art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus.

4359-NLD-5/22/2015

1

Larkin Point Equity Preservation Fund

PORTFOLIO REVIEW (Unaudited)

April 30, 2015

The Fund’s performance figures* for the periods ended April 30, 2015, compared to its benchmark:

	Six Months	One Year	Since Inception(a)
Class A	0.91%	3.61%	3.20%
Class A with Load	(4.88)%	(2.39)%	(1.13)%
Class I	1.10%	3.91%	3.49%
S&P 500 Total Return Index (b)	4.40%	12.98%	14.61%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated using the traded NAV on April 30, 2015. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.04% for Class A shares and 1.79% for Class I shares per the February 28, 2015 prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-852-8998.

(a)	Larkin Point Equity Preservation Fund commenced operations on December 12, 2013.

(b)	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

PORTFOLIO ANALYSIS (Unaudited)
April 30, 2015
Percent of
Net Assets
Exchange Traded	83.92%
Purchased Options	6.92%
Short-Term	11.38%
Liabilities in excess of other assets	(2.22)%
Total	100.00%

2

Larkin Point Equity Preservation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2015

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 83.92%
	EQUITY FUND - 83.92%
7,500	iShares Core S&P 500 ETF	$1,573,875
38,400	Vanguard High Dividend Yield ETF	2,667,264
6,600	Vanguard S&P 500 ETF	1,261,260
17,100	Vanguard Small-Cap ETF	2,053,026
	TOTAL EXCHANGE TRADED FUNDS (Cost $7,232,843)	7,555,425
Contracts*
	PURCHASED OPTIONS - 6.92%
	PURCHASED CALL OPTIONS - 0.02%
155	SPDR S&P 500 ETF Trust	117,955
	Expiration May 2015, Exercise Price $220.00

	PURCHASED PUT OPTIONS - 6.90%
200	SPDR S&P 500 ETF Trust	41,700
	Expiration June 2015, Exercise Price $200.00
100	SPDR S&P 500 ETF Trust	1,500
	Expiration June 2016, Exercise Price $206.00
200	SPDR S&P 500 ETF Trust	135,700
	Expiration June 2016, Exercise Price $175.00
180	SPDR S&P 500 ETF Trust	140,760
	Expiration June 2016, Exercise Price $180.00
180	SPDR S&P 500 ETF Trust	184,770
	Expiration June 2016, Exercise Price $190.00
		504,430

	TOTAL PURCHASED OPTIONS (Cost $852,078)	622,385

Shares
	SHORT-TERM INVESTMENT - 11.38%
	MONEY MARKET FUND - 11.38%
1,024,242	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.04% +	1,024,242
	TOTAL SHORT- TERM INVESTMENTS (Cost $1,024,242)

	TOTAL INVESTMENTS - 102.22% (Cost $9,109,163) (a)	$9,202,052
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.22) %	(198,821)
	NET ASSETS - 100.0%	$9,003,231

Contracts*
	WRITTEN OPTIONS - (3.74) %
	SCHEDULE OF WRITTEN CALL OPTIONS - (1.29) %
200	SPDR S&P 500 ETF Trust	63,600
	Expiration June 2015, Exercise Price $210.00
200	SPDR S&P 500 ETF Trust	52,900
	Expiration June 2015, Exercise Price $211.00
	TOTAL CALL OPTIONS WRITTEN	116,500

3

Larkin Point Equity Preservation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2015

Contracts*		Fair Value
	SCHEDULE OF WRITTEN PUT OPTIONS - (2.45) %
200	SPDR S&P 500 ETF Trust	$105,300
	Expiration June 2015, Exercise Price $210.00
200	SPDR S&P 500 ETF Trust	115,400
	Expiration June 2015, Exercise Price $211.00
	TOTAL PUT OPTIONS WRITTEN	220,700

	TOTAL WRITTEN OPTIONS (Proceeds $333,602)	337,200

*	Each call/put option contract allows the holder of the option to purchase/sell 100 shares of the underlying stock.

+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written is $8,775,561 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$368,235
Unrealized Depreciation:	(278,944)
Net Unrealized Appreciation:	$89,291

4

Larkin Point Equity Preservation Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2015

ASSETS
Investment securities:
At cost	$9,109,163
At value	9,202,052
Deposit at broker	100,212
Receivable for Fund shares sold	9,000
Dividends and interest receivable	38
Due from advisor	10,375
Prepaid expenses and other assets	32,639
TOTAL ASSETS	9,354,316

LIABILITIES
Payable for fund shares redeemed	263
Payable for investments purchased	3,279
Distribution (12b-1) fees payable	1,357
Options short (Proceeds- $333,602)	337,200
Accrued expenses and other liabilities	8,986
TOTAL LIABILITIES	351,085
NET ASSETS	$9,003,231

Class A Shares:
Net Assets (Unlimited shares of no par value interest authorized; 638,729 shares of beneficial interest outstanding)	$6,549,967
Net Asset Value, Offering and Redemption Price Per Share (b) ($6,549,967/638,729 shares of beneficial interest outstanding)	$10.25

Maximum Offering Price Per Share (minimum sales charge of 5.75%) (a)	$10.88

Class I Shares:
Net Assets (Unlimited shares of no par value interest authorized; 238,412 shares of beneficial interest outstanding)	$2,453,264
Net Asset Value, Offering and Redemption Price Per Share (b) ($2,453,264/238,412 shares of beneficial interest outstanding)	$10.29

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$8,887,560
Accumulated net investment loss	(27,017)
Accumulated net realized gain from security transactions, purchased options, and written options	53,397
Net unrealized appreciation of investments, purchased options, and written options	89,291
NET ASSETS	$9,003,231

(a)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within 18 months of purchase.

(b)	The Fund charges a 1.00% fee on shares redeemed less than 60 days after the purchase.

See accompanying notes to financial statements.

5

Larkin Point Equity Preservation Fund
STATEMENT OF OPERATIONS (Unaudited)
For The Six Months Ended April 30, 2015

INVESTMENT INCOME
Dividends	$90,803
Interest	327
TOTAL INVESTMENT INCOME	91,130

EXPENSES
Investment advisory fees	43,106
Legal fees	12,397
Transfer agent fees	22,563
Administrative services fees	25,480
Audit fees	8,679
Accounting services fees	16,364
Compliance officer fees	6,695
Registration fees	29,753
Printing and postage expenses	4,959
Distribution (12b-1) fees - Class A	8,028
Trustees’ fees and expenses	5,951
Custodian fees	3,720
Insurance expense	619
Other expenses	993
Broker Fees	818
Non 12b-1 shareholder servicing fee	123
TOTAL EXPENSES	190,248
Fees waived by the Advisor	(111,480)
NET EXPENSES	78,768

NET INVESTMENT INCOME	12,362

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions, purchased options, and written options	49,101
Net change in unrealized appreciation (depreciation) of:
Security transactions	159,486
Purchased options	(171,614)
Written options	16,650
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	53,623

NET INCREASE IN NET ASSETS FROM OPERATIONS	$65,985

See accompanying notes to financial statements.

6

Larkin Point Equity Preservation Fund
STATEMENTS OF CHANGES IN NET ASSETS
For The Six Months Ended April 30, 2015

	For the	For the
	Six Months Ended	Period Ended
	April 30, 2015	October 31, 2014*
	(Unaudited)
FROM OPERATIONS
Net investment loss	$12,362	$(39,379)
Net realized gain from security transactions and purchased options	49,101	161,397
Net change in unrealized appreciation of investments, purchased options, and written options	4,522	84,769
Net increase in net assets resulting from operations	65,985	206,787

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(127,455)	—
Class I	(29,646)	—
Net decrease in net assets from distributions to shareholders	(157,101)	—

FROM SHARES OF BENEFICIAL INTEREST
Class A:
Proceeds from shares sold	2,050,150	5,902,033
Net asset value of shares issued in reinvestment of distributions	125,646	—
Redemption fee proceeds	2,291	679
Payments for shares redeemed	(1,045,759)	(584,885)
Net increase in net assets from shares of beneficial interest	1,132,328	5,317,827
Class I:
Proceeds from shares sold	879,462	1,647,839
Net asset value of shares issued in reinvestment of distributions	29,646	—
Redemption fee proceeds	574	245
Payments for shares redeemed	(361)	(120,000)
Net increase in net assets from shares of beneficial interest	909,321	1,528,084

TOTAL INCREASE IN NET ASSETS	1,950,533	7,052,698

NET ASSETS
Beginning of Period	7,052,698	—
End of Period **	$9,003,231	$7,052,698
** Includes accumulated net investment loss of:	$(27,017)	$(39,379)

See accompanying notes to financial statements.

7

Larkin Point Equity Preservation Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
For The Six Months Ended April 30, 2015

	For the	For the
	Six Months Ended	Period Ended
	April 30, 2015	October 31, 2014*
	(Unaudited)
SHARE ACTIVITY

Class A
Shares Sold	196,872	588,225
Shares Reinvested	12,163	—
Shares Redeemed	(101,234)	(57,297)
	107,801	530,928
Class I
Shares Sold	85,242	162,225
Shares Reinvested	2,862	—
Shares Redeemed	(35)	(11,882)
	88,069	150,343

Net increase in shares of beneficial interest outstanding	195,870	681,271

*	The Fund commenced operations on December 12, 2013.

See accompanying notes to financial statements.

8

Larkin Point Equity Preservation Fund - Class A
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the	For the
	Six Months Ended	Period Ended
	April 30, 2015	October 31, 2014*
	(Unaudited)
Net asset value, beginning of period	$10.35	$10.00

Activity from investment operations:
Net investment income (loss) (1)	0.01	(0.09)
Net realized and unrealized gain on investments	0.09	0.44
Total from investment operations	0.10	0.35
Less distributions from:
Net realized gains	(0.20)	—
Total distributions	(0.20)	—

Paid in capital from redemption fees (8)	0.00	0.00

Net asset value, end of period	$10.25	$10.35

Total return (2,3)	0.91%	3.50%

Net assets, end of period (000s)	$6,550	$5,494

Ratio of expenses to average net assets (5,6)
Before reimbursement (4)	4.68%	5.01%
Net reimbursement	1.97%	1.95%

Ratio of expenses to average net assets (excluding interest expense) (5,6)
Before reimbursement (4)	4.66%	5.01%
Net reimbursement	1.95%	1.95%

Ratio of net investment income (loss) to average net assets (5,7)	0.29%	(0.95)%

Portfolio Turnover Rate (2)	6%	276%

*	Class A commenced operations on December 12, 2013.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the

(2)	Not annualized.

(3)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total Returns for periods less than one year are not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Amount is less than .001 per share.

See accompanying notes to financial statements.

9

Larkin Point Equity Preservation Fund - Class I
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the	For the
	Six Months Ended	Period Ended
	April 30, 2015	October 31, 2014*
	(Unaudited)
Net asset value, beginning of period	$10.37	$10.00

Activity from investment operations:
Net investment income (loss) (1)	0.02	(0.07)
Net realized and unrealized gain on investments	0.10	0.44
Total from investment operations	0.12	0.37
Less distributions from:
Net realized gains	(0.20)	—
Total distributions	(0.20)	—

Paid in capital from redemption fees (8)	0.00	0.00

Net asset value, end of period	$10.29	$10.37

Total return (2,3)	1.10%	3.70%

Net assets, end of period (000s)	$2,453	$1,559

Ratio of expenses to average net assets (5,6)
Before reimbursement (4)	4.43%	4.76%
Net reimbursement	1.72%	1.70%

Ratio of expenses to average net assets (excluding interest expense) (5,6)
Before reimbursement (4)	4.41%	4.76%
Net reimbursement	1.70%	1.70%

Ratio of net investment income (loss) to average net assets (5,7)	0.54%	(0.70)%

Portfolio Turnover Rate (2)	6%	276%

*	Class I commenced operations on December 12, 2013.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the

(2)	Not annualized.

(3)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total Returns for periods less than one year are not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Amount is less than .001 per share.

See accompanying notes to financial statements.

10

Larkin Point Equity Preservation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

April 30, 2015

1.	ORGANIZATION

Larkin Point Equity Preservation Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund commenced investment operations on December 12, 2013. The investment objective is to seek capital preservation and capital appreciation with lower volatility then the broader equity market.

The Fund offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees. All classes are subject to a 1% redemption fee on redemptions made with 60 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or

11

Larkin Point Equity Preservation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2015

market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Exchange Traded Securities – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

12

Larkin Point Equity Preservation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2015

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$7,555,425	$—	$—	$7,555,425
Purchased Call Options	117,955	—	—	117,955
Purchase Put Options	504,430	—	—	504,430
Short-Term Investments	1,024,242	—	—	1,024,242
Total Assets	$9,202,052	$—	$—	$9,202,052

Liablities
Call Options Written	$116,500	$—	$—	$116,500
Put Options Written	220,700	—	—	220,700
Total Liabilities	$337,200	$—	$—	$337,200

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Market Risk – The Fund’s investments in financial instruments expose it to various risks such as, but not limited to, interest rate, foreign currency and equity risk.

Options Contracts – Each Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange

13

Larkin Point Equity Preservation Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2015

and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

The notional value of the derivative instruments outstanding as of April 30, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The number of option contracts written and the premiums received by the Fund during the six months ended April 30, 2015, were as follows:

	Contracts	Premium
Outstanding at Beginning of Period	700	$333,077
Options Written	9,296	3,979,644
Options Closed	(9,196)	(3,979,119)
Options Exercised	—	—
Options Expired	—	—
Outstanding at End of Period	800	$333,602

Offsetting of Financial Assets and Derivative Assets – The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of April 30, 2015.

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
	Gross Amounts of	Statement of Assets &	the Statement of	Financial	Cash Collateral
Description	Recognized Liabilities	Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Call Options Written	$337,200	$—	$337,200	$236,988	$100,212	$—
Total	$337,200	$—	$337,200	$236,988	$100,212	$—

(1)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of April 30, 2015:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Equity	Options Purchases, at fair value
Options Written, at fair value
14

Larkin Point Equity Preservation Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2015

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of April 30, 2015:

Asset Derivatives Investment Value
Derivative Investment Type	Equity
Options Purchased	$622,385

Liabilities Derivatives Investment Value
Derivative Investment Type	Equity
Options Written	$337,200

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended April 30, 2015:

Derivative Investment Type	Location of Gain/Loss on Derivative
Equity	Net realized gain (loss) from options purchased
Net realized gain (loss) from options written
Net change in unrealized appreciation (depreciation) on option contracts purchased
Net change in unrealized appreciation (depreciation) on option contracts written

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended April 30, 2015:

Realized gain/(loss) on derivatives recognized in the Statement of Operations
		Total for the
		Six Months Ended
Derivative Investment Type	Equity Risk	April 30, 2015
Options purchased	$(99,155)	$(99,155)
Options written	132,359	132,359
	$33,204	$33,204

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
		Total for the
		Six Months Ended
Derivative Investment Type	Equity Risk	April 30, 2015
Options purchased	$(171,614)	$(171,614)
Options written	16,650	16,650
	$(154,964)	$(154,964)

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price

15

Larkin Point Equity Preservation Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2015

of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax years (2013-2014) or expected to be taken in the Fund’s 2015 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed since inception.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments and options, for the six months ended April 30, 2015 amounted to $1,754,616 and $402,737, respectively.

4.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Larkin Point Investment Advisors, LLC (the “Advisor”) serves as the Fund’s Investment Advisor. Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.05% of the Fund’s average daily net assets.

16

Larkin Point Equity Preservation Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2015

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “waiver agreement”), until at least March 1, 2016, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.95% and 1.70% of the Fund’s average daily net assets for Class A and Class I shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 1.95% and 1.70% of average daily net assets attributable to Class A and Class I shares, respectively the Advisor shall be entitled to be reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 1.95% and 1.70% of average daily net assets for Class A and Class I shares, respectively. If Fund Operating Expenses attributable to Class A and Class I shares subsequently exceed 1.95% and 1.70% per annum of the average daily net assets, the reimbursements shall be suspended. During the six months ended April 30, 2015, the Advisor has reimbursed $111,480. As of October 31, 2014, the cumulative expenses subject to recapture amounted to $138,500, all of which will expire October 31, 2017.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. During the six months ended April 30, 2015, Class A paid $8,028 in distribution fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A shares. For the six months ended April 30, 2015, the Distributor received $407 in underwriting commissions for sales of Class A shares, of which $55 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for servicing in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) – Gemcom, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the six months ended April 30, 2015, the Fund assessed $2,291 on Class A shares and $574 on Class I shares in redemption fees.

17

Larkin Point Equity Preservation Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2015

6.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the Vanguard High Dividend Yield ETF (“High Dividend”). The Fund may redeem its investment from High Dividend at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of High Dividend. The investment company invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The financial statements of High Dividend, including the portfolio of investments, can be found at the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of April 30, 2015 the percentage of the Fund’s net assets invested in High Dividend was 29.63%.

7	. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2015, Charles Schwab & Co, Inc. accounts holding shares for the benefit of others in nominee name, held approximately 67% of the voting securities of Class A.

8.	TAX COMPONENTS OF CAPITAL

As of October 31, 2014, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Unrealized	Total
Ordinary	Appreciation/	Accumulated
Income	(Depreciation)	Earnings/(Deficits)
$122,018	$84,769	$206,787

Permanent book and tax differences, primarily attributable to the reclass of net operating losses, resulted in reclassifications for the period ended October 31, 2014 as follows:

Undistributed	Accumulated
Net Investment	Net Realized
Loss	Gains (Loss)
$39,379	$(39,379)

9.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

18

Larkin Point Equity Preservation Fund
EXPENSE EXAMPLES (Unaudited) April 30, 2015

As a shareholder of Larkin Point Equity Preservation Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Larkin Point Equity Preservation Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 through April 30, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Larkin Point Equity Preservation Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account Value	Account Value	Expense	During Period *
Actual	11/1/14	4/30/15	Ratios **	11/1/14 – 4/30/15
Class A	$1,000.00	$1,009.10	1.95%	$ 971
Class I	1,000.00	1,011.00	1.70%	8.48

	Beginning	Ending		Expenses Paid
Hypothetical	Account Value	Account Value	Expense	During Period *
(5% return before expenses)	11/1/14	4/30/15	Ratios **	11/1/14 – 4/30/15
Class A	$1,000.00	$1,015.12	1.95%	$ 9.74
Class I	1,000.00	1,016.36	1.70%	8.50

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized expense ratio does not include interest expenses.
19

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended April 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-852-8998 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-852-8998.

Investment Advisor
Larkin Point Investment Advisors LLC
36 Bingham Avenue
Rumson, NJ 07760

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 7/2/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 7/2/15

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 7/2/15